Financial Instruments - Schedule of Derivative Liabilities at Fair value (Table) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Total Fair Value	$ 13,525		$ 3,167
Agreement A [Member]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 120,000
Notional Amount in United States Dollars	$ 139,716
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.655%	3.655%
Total Fair Value	$ 10,068
Agreement B [Member]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 30,000
Notional Amount in United States Dollars	$ 34,929
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.69%	3.69%
Total Fair Value	$ 2,641
Agreement C [Member]
Effective date	26/07/2022
Termination date	26/07/2029
Notional Amount in EURO | €		€ 100,000
Notional Amount in United States Dollars	$ 101,800
Fixed Rate the Partnership receives in EURO	4.40%	4.40%
Fixed Rate the Partnership pays in United States Dollars	6.55%	6.55%
Total Fair Value	$ 816